Exhibit 99.5

Recovco ID	Deal ID	Project Name	Pool	State	Investment Option Amount	Investment Option Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Sub-Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)
HB05HGF0N3F	FRX-013377	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Loan Review	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023 as requested by Client downgraded to 1, property issues cited are informational only. DM executed at closing. Additional Inspection issues are Inspection safety recommendations.]

The Deferred Maintenance Addendum executed at closing identifies the following repair issue:
*Wood door trim near the master bath shower enclosure is deteriorated - damaged surface should be repaired by a qualified technician.
The Home Inspection Report dated XX/XX/XXXX identifies the following additional needed Action items/repairs:
• multiple instances where the pool does not comply with CA SB 442 safety recommendations
• exterior door at the rear breakfast nook is damaged and should be replaced by a qualified technician.
• tub hand spray diverter at the master bath was not functional--doesn't divert any water volume to the fixture, jetted tub at the master bath failed to respond to normal operator controls, damaged or non-functioning faucet handles should be repaired or replaced by a qualified technician, tub/shower mixing valve at the left front bath does not produce hot water like other fixtures, hose bibb at the main water shutoff leaks at the handle when pressurized- qualified plumber should further evaluate this condition and make any needed repairs
• an AFCI breaker at the main panel has failed and will not reset home is not equipped with a re-circulating pump- qualified electrician should replace this failed breaker for fire safety reasons, light fixture is unsecured and hanging by its wires at the attic- a potential shock hazard, gaps in the drywall around the laundry room electrical service subpanel
• pull-down stair in the garage ceiling is not a fire-rated assembly, flexible duct that passes through the fire separation wall does not comply with industry standards, counterbalance mechanisms for the garage doors are out of adjustment or damaged and do not adequately compensate for the weight of the doors allowing the doors to slam shut, potentially causing personal injury"
R4FZIIXIN3M	FRX-020214	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report indicates no child safety fence/gate installed for the swimming pool. The California Swimming Pool Safety Act the swimming pool build after 1998 Should have a fence, wall or other barrier that isolates a swimming pool from access to the home. Recommend further evaluation/repair by qualified contractor(s)."
NUUV2QSG0MO	FRX-042004	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
TL2VTHWG20D	FRX-045514	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report notes multiple areas that are defective with the subject property and repair/replacement is recommended."
YRM3KPI3MJ0	FRX-068617	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Michigan	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
4IPWTUY51EV	FRX-085291	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
4TJKN5EMT2M	FRX-089898	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
5LNFCICXABT	FRX-092804	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable					* Property value and predominant value vary by more than 50% (Lvl 1) "Appraisal justified the value over predominant value."
205BJID4UWS	FRX-094821	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable					* Property value and predominant value vary by more than 50% (Lvl 1) "No issue."
TINO22H1PPW	FRX-094999	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
2SBJFSOXJVH	FRX-096037	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
VHVQXCNE5GD	FRX-097537	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum executed at closing identifies the following repairs issues from the Home Inspection Report:
• Noted standing water in front gutters suggesting the gutters are mis-aligned or clogged. Recommend repairs.
• The water pressure to this house was measured to be 90 PSI above acceptable water pressure between 40-80 PSI. High water pressures can damage fixtures. Recommend repairs by a licensed plumber.
• Recommend repairs to large crack and stucco damage located at rear balcony to help prevent water intrusion.
• Suspect old plumbing leak evidenced by improper ceiling patching. Recommend repairs.
[3/18/2023 as requested by Client downgraded to 1, property issues cited are informational only. Additional Inspection issues are Inspection safety recommendations.]

The Home Inspection Report dated XX/XX/XXXX identifies the following additional repair issues:
• Broken and cracked roof tiles located in the front of this house. Recommended repairs by a licensed roofer to help prevent premature roof leaks.
• Missing waterproof cover at front entry patio exterior electrical outlet. Recommended installing a waterproof covers as issue is a safety hazard.
• Rear balcony sliding screen door damaged, recommend repairs.
• Exposed electrical inside the solar disconnect box. Recommend box be always locked as is a safety hazard. No carbon monoxide detectors were found in this home. Recommend installing CO detector for safety.
• Rust or corrosion forming on plumbing at the bottom of water heater. Recommend repairs to help prevent leaks.
• No damper clamp installed in the family room fireplace. This condition is a safety hazard. Recommend installing a damper clamp for safety. Gap in the side of the fireplace where gas pipe enters. Recommend having a fireplace specialist seal this gap with an approved sealant to help prevent flame or excess heat from entering wall cavity."
N32BZC1HQ0M	FRX-103561	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
3QIGYEVIZWF	FRX-107472	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
CUELFLVSV1Z	FRX-113006	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023-Downgraded to 1- initial review grade error, DM addresses issue, additional inspection issues are duplicative or minor.]

The Deferred Maintenance Addendum executed at closing identified the following maintenance items from the Home Inspection on XX/XX/XXXX:
Roof rated defective due to apparent leak above the garage. Stains present over ceiling in garage above the window. Moisture levels detected over ceiling. Stains also present over sheathing in attic space above this area. Roof covering over flat roof above the covered patio is in poor condition. Requires replacement.

The following additional maintenance issues were noted by the Home Inspection Report: Deterioration of exposed underlayment present along south eave of roof and side of patio; roof tiles are not present along this eave. Tile roof is in poor condition, replacement recommended. Drywood termite damage present over trusses in attic in multiple locations, termite pellets also present."
QGCB3KKGDX1	FRX-113506	XXXXXXXX Securitization	XXXXXXXX Securitization	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CCYOG3CUSWN	FRX-113980	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
KUUDKCKKQ1R	FRX-117446	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
TI5KTGACHDG	FRX-118316	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	3: Curable	3: Curable	Documentation		* Required rider to note is missing (Lvl 3)		* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was not required by the Lender although, it should be noted that the National Home Property Inspection performed on XX/XX/XXXX identified the following Defective items: • Large tree in front yard is putting a lot of debris into the west side gutter. Recommend cleaning to prevent water damage from plugged gutters. Water damaged trim and eaves around the home. Home needs paint. • Outlet cover missing in garage. Recommend budgeting to update electrical panel. Recommend smoke detectors be updated to today's standards. Recommend further evaluation and repairs be made by a licensed electrician. • Lower seismic strapping is not present on the Water Heater. Recommend further evaluation and repairs be made by a licensed plumber."
ZNEWRGWCPRY	FRX-118478	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
ZNYS1Y5ZITP	FRX-119219	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CHWBQPCPALW	FRX-126137	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states observed three cracked/broken concrete tiles. One on west slop of the south hip ridge and two to the east slope of the home. These tiles should be repaired to prevent any water intrusion. 2. Many of the trim and field tiles along the east rake of the home have slid out of position and exposed the felt paper and the wood battens to the rain. I observed sufficient damage to the underlayment and the attic sheathing is now exposed."
CW14P2CM4ML	FRX-128490	XXXXXXXX Securitization	XXXXXXXX Securitization	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CPADRIVR2OO	FRX-129242	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
ZYGTJW5A3VU	FRX-130264	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
C3WQ35SYZ45	FRX-130639	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
RCHIZCACDPB	FRX-131226	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
DDGVU4ZTOCW	FRX-131401	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	3: Curable	3: Curable	Documentation		* Rider to note is unsigned (Lvl 3) "An executed (5-year) Special Termination Addendum is missing from the file. A copy of the unexecuted document is provided in the file. The executed Financing Agreements cite a 3 year black out period."	* Property Issues indicated (Lvl 2) "The property inspection report notes several areas of the subject property where repair/replacement is recommended. 11/12/2021 QC Noted:\ The Deferred Maintenance Addendum executed at closing identified the following items form the Home Inspection that may result in adjustments to the financing criteria: • Signs of a roof leak visible on the ceiling of the added laundry room. • Multiple plumbing leaks visible in the crawl space. One seems to be black water waste line. Review crawl space plumbing with a qualified general or plumbing contractor for evaluation and all recommended servicing. • The wall has been patched in the rear rental unit bathroom. The Home Inspection performed on XX/XX/XXXX also identifies the following defects and safety issues: • In the rear rental unit, there is a wall outlet that seems to be improperly wired (hot/ neutral reversed) and the high set smaller window will not provide the recommended emergency ingress/ egress. • The hot water heater for the Rental Units has an unsafe installation. • Kitchen outlets have improper wiring. • Bathrooms are missing GFCI protection and have improper wiring. • Main house front Bedroom has open electrical box with exposed electric cable and wires. • The unpermitted laundry room has exposed electrical and cable wire. • Crawl space has exposed electrical."
HJAOSVLMZHI	FRX-132123	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
5BRTAMLK5YV	FRX-132305	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
L0PFK2MKSDQ	FRX-132650	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. Roof exhibits loss of granular, has defective ridge shingles. Recommend further evaluation/repair by qualified roof contractor. 2. Several outlets in the home displayed an open ground. outlet with an open ground is a concern because equipment designed to rely on an EGC (equipment grounding conductor) for safety and protection will be less safe and not protected. Garage outdoor outlet was loose with exposed wires. Recommend to have any outlets that will be connected to equipment relying on an EGC (those with 3 prong plugs) rewired by a licensed electrician. 3. The wood trim has evidence of peeling paint. Recommend to have a qualified contractor make the necessary repairs. Several outdoor outlets show an open ground. Recommend to have a licensed electrician further evaluate this concern and make the necessary repairs."
HQKDEKEINXC	FRX-133245	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report and Deferred Maintenance Addendum note page 20 of 45 specifically noted: - Noted one damaged electrical cable (with exposed wiring) located in the crawlspace. Recommend repairs by a licensed electrician for safety."
EEHAICVVGEU	FRX-133330	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
SLTLFG1UADK	FRX-133661	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
5QOAJOELZKD	FRX-133852	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
UEOPIOKDRQB	FRX-134038	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was required and executed at closing to address the following property defects identified by a Home Inspection performed XX/XX/XXXX: • There's an opening around pipe to repair on the East wall around the water pipe that has not been repaired. The rear fascia boards completely rotted out across the rear around the pool due to the Screen attachment and dirt and plant collection. Recommend a qualified contractor to complete the work. • See attached roof report that was performed by XXXXX XXXXXXXX XXXXXXXXXXXXXX which states the following, roof free from leaks at time of inspection. The rotted damage fascia rear of home and to the few crack tiles in the field. There's evidence of ceiling stains and damage that is a previous leak prior to the roof replacement that was never repaired. Gutters are leaking at the seams in front of home at all comers. Recommend cleaning and repairs."
NP0ITJ4AKKC	FRX-134195	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
3OW4BEFHN04	FRX-134542	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Michigan	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
C4EU1DE1ULH	FRX-135373	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ITIHNLJ5SVR	FRX-137107	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings	2: Acceptable with Warnings	Credit			* Missing Documentation (Lvl 2) "A recent monthly Mortgage Statement was not provided for the Superior Lien 1. The Lenders Schedule of Debts and Deal Summary in the file reflect the current Mortgage balance as reported by the Credit Report dated XX/XX/XXXX."
YOHMN30ZWSC	FRX-139182	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
M1O1T3BAWA2	FRX-141313	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023-Downgraded to 1- initial review grade error, DM addresses issue, additional inspection issues are minor.]

The Deferred Maintenance Addendum executed at closing identified the following repair/replace maintenance items from the Home Inspection on XX/XX/XXXX:
*Suspected mold located in the attic space; Bathroom is under construction, not inspected
The review noted additional repair/replace or defective items identified by the Inspection Report include:
*Cracks and settlement front walk, sump pump is not covered, incorrect waste line used, No GFCI protected outlet in kitchen."
FHZYJX2YMD3	FRX-142456	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023 as requested by Client, downgraded to 1, OAV Addendum applied risk adjustment for property issues OAV = $XXX,XXX.XX, average value of 2 file appraisals = $XXX,XXX.XX.]

The Appraisals indicate there is an un permitted Accessory Unit /Guest house attached to the garage.

A Deferred Maintenance Addendum was not required at closing. The Property Inspection on XX/XX/XXXX identified the following “significant issues from a cost or safety standpoint”:
Roofing condition is old, worn out and tar is applied around penetrations and drain valleys, recommend contacting a roofer to further evaluate and discuss repair/replacement options.
Rear pergola has worn roof finish and damaged sheathing, recommend resurfacing roof and treating damaged wood and removal of pergola structure that is not well supported.
Garage fascia board paint is peeling, recommend repainting the fascia board. Garage window panel is missing, recommend replacing. Extension cord used for garage door opener, recommend removing cord with electric shock implications.
Missing Downspouts in front of home, recommend installing a downspout to direct water away from the home.
All exterior walls are in poor condition. Deficiencies include damaged/patched stucco. Excessive paint peeling and possibly rot was observed throughout wood surfaces, recommend an overall refurbishment of the home exterior surface.
Rear patio slopes toward building, recommend repairs to allow for proper drainage. Driveway and walkway are uneven and have cracked or damaged surfaces with implications for physical injury, safety hazard, recommend repair.
Rot was also observed on floor planks, below kitchen and possibly other areas, recommend contacting a termite contractor to further evaluate and discuss repair/replacement options.
Electrical drop wire insulator is detached at rear of home, recommend repairs to secure wire insulator. Openings in distribution panel, recommend installing a blank. Double taps at panel wires, recommend repairs to prevent circuitry overload. Exposed wiring on walls or ceilings, recommend enclosing wire inside conduit and connections inside j-box. No GFCI/GFI in kitchen, bathroom, recommend installing GFCI receptacles where required. Recommend installing smoke alarms and CO detectors where required. Wall space heater inoperable, recommend contacting an HVAC technician for repair. Hot water heater is not properly strapped, discharge tube missing, and section of the exhaust flue is missing, recommend repairs. Water damage on ceiling in Master bedroom, recommend repairs.
Windows are past design life, recommend having them replaced.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
TB3KAU0FYVL	FRX-142961	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
YHOAVBAP50C	FRX-143466	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
PPNRR1HFRWK	FRX-143606	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
AYY4FZHQP5H	FRX-143731	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
VICQJ1O4VFG	FRX-143911	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Exterior doors, Garage - floors/walls/ceiling/electrical, cooling unit, and bathroom - GFCI protection, tile, show/tub."
UKBOAQIKBS0	FRX-144576	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
MTOGEJELOTL	FRX-145225	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
HKB2HYBEZVT	FRX-145274	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ZEYQQNO5I43	FRX-146346	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
MD2QAMUZOQM	FRX-146423	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Missing flood cert (Lvl 1) "Documents provided for this review included the subject property Flood Insurance."
* Property value and predominant value vary by more than 50% (Lvl 1) "The subject appraisal well supported the value and is not untypical for South Florida predom values to be in excess of the subject property."
V35KOTU2Z1U	FRX-147003	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The deferred Maintenance Addendum notes three (3) areas of the subject property that the Property Inspection report notes repair/replacement is recommended."
RIT1RVB1KA0	FRX-147074	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
L3QVQGVVLQ2	FRX-147852	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
KYC1T4RUOG5	FRX-148366	XXXXXXXX Securitization	XXXXXXXX Securitization	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
4IFCT4QUC5S	FRX-148406	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
J3TIG3GI2OI	FRX-148568	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection Report notes attention and maintenance should be attended to on the fireplace and flue outlets, toilet(s), garage-house common door, and hot water heater."
ZVSO00IDCZK	FRX-148938	XXXXXXXX Securitization	XXXXXXXX Securitization	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	2: Acceptable with Warnings	Credit			* Property Issues indicated (Lvl 2) "A Deferred Maintenance Addendum was required at closing for the following issues identified by the Home Inspection dated XX/XX/XXXX: • Pergola board along fascia board improperly installed and West exterior wall penetration not sealed properly. • Evidence of previous leak in ceiling, peeling drywall, water stains. • Drywall damaged due to removed built-in bunk bed. Outside wall of room, unfinished surface/needs paint The Home Inspection also identified the following safety and repair issues: • Suspect addition of garage/bonus at East end of home not a permitted project. installation methods questionable. Garage Door inoperable and Garage Pedestrian Door seals damaged by pets and advised replace seals if used as garage to prevent CO poisoning. Advised home owner to trim trees away from home to help improve sunlight to this area of the home to help with future issues related to winter snow accumulation/ice dams. • Wall surrounding service panel missing, high voltage wires exposed, most smoke detectors outdated, missing or non-functional, comprehensive updates needed for home, except master bedroom. • Improper/unsafe steps off deck. • Outer board on deck not attached properly, flexing and could be a fall hazard if used to stand on/step up on."
L53EXZ1Q1AI	FRX-148949	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Lender did not require a Deferred Maintenance Addendum executed at closing, although the following electrical defects were identified by a Home Inspection performed XX/XX/XXXX: • A Zinsco breaker panel is present. These panels have been deemed unsafe due to improper operation or failure to operate correctly under certain electrical load conditions. Further evaluation/repair/replacement by a qualified electrical contractor is recommended. • All branch circuits are required to be labeled. • The current smoke alarm safety requirement dictates working smoke alarms are required in hallways adjacent sleeping rooms, within all sleeping rooms as well as on each level of a dwelling. • Carbon Monoxide detectors are required on every level of a dwelling with fueled appliances as well as dwellings with attached garages."
AWI3CKCYPHS	FRX-149008	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Required rider to note is missing (Lvl 2) "The 5 year Special Termination Addendum is missing from the file.

XXXXXXX is unable to locate the executed 5 year Addendum. This file is currently a month shy of year 4, there have been no inquiries from the client that may indicate an interest in buying XXXXXX out any time soon. As long as the client intends to stay in the agreement for another 13.5 months, they will surpass the 5 year agreement term. Outside of that, there should be no other impact on the agreement."
HLLYODP22VL	FRX-149076	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable					* Missing Hazard Insurance (Lvl 1) "The file is missing the required evidence of hazard insurance in force at origination."
RCW5TM5PQJ5	FRX-150297	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
ZX0FP24OCLG	FRX-152080	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
RUNT0VD3IC1	FRX-152222	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Smoke detectors, and spark arrestor."
YIK2ZU4P1UO	FRX-152720	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[ 3/17/2023 Corrected property finding to grade 1 informational only, issues identified by Lender's DM Agreement executed at closing.]

Informational only:
Deferred Maintenance Addendum shows areas of concern: Eave areas observed peeling, stained and/or deteriorated at multiple locations. Affected areas likely will require repair, servicing or paint in the near future. Recommend performing/ consulting termite inspection report for additional information and all repairs/servicing be completed by licensed contractors of the appropriate trade. Various areas at underlying eaves, fascia and/or rafter tails resent with rotted, decayed  or deteriorative conditions. Recommend consulting/performing termite inspection report for additional information and all details pertaining to repair, replacement and/or treatment be completed by licensed contractors of the appropriate trade.
Present insulation minimal, uneven or compressed within ceiling joist openings. Installation appears original and suspected of not being within current R-Value rating minimums. Current energy standards for region indicate ceilings have a R-Value rating minimums. Current energy standards for region indicate ceilings have a R-Value rating between 22 and 38 and interior walls to have between 11 and 15. To achieve maximum  efficiency and comfort recommend licensed insulation contractor further evaluate and make all necessary recommendations for upgrade.
Black-like substance present at random areas of gypsum board or plaster (wall and/or ceiling) surfaces."
3NLCEZKYTWG	FRX-152800	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
RTLGR3BMWUP	FRX-154841	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
SWYX3F3QYCV	FRX-155263	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
JC1ANKIEBXP	FRX-155694	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
XW5XBYQZOQ3	FRX-155973	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Deferred Maintenance addendum reflects four areas of the subject property where repair or replacement is recommended as shown on the Property Inspection Report."
MCIXPZXPY3O	FRX-157793	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
LIAR3SY2E3F	FRX-157841	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023-Downgraded to 1- DM addresses issues, additional inspection issues are informational only.]

The Deferred Maintenance Addendum executed at closing identified the following maintenance items from the Home Inspection on XX/XX/XXXX:
The patio torch down type roof is not well sealed /bonded along the edges. Moisture type staining noted on the underside of the patio cover. Decomposition of the main roof application indicates the application is near its design life. Top flashed heater vent flashing deviates from the recommended installation method. Also, other flashings have been shingled over and sealed with mastic (not to building standard). Review with a qualified roofing contractor for evaluation and recommended servicing. The soil was moist in the crawl space, which seems to indicate inadequate air flow. Review with a qualified general or water management specialist for evaluation and recommended servicing. The floor seems to have a slope to it by the sink. No deficiencies noted in the crawl space under the area. The ceiling has what seems to be patching of the material. Copper water pipe is in contact with galvanized pipe. The contact can result in dielectric deterioration of the copper water line. Review issue and crawl space plumbing with a qualified plumbing contractor for evaluation and recommended servicing

Noted review issues: Appraisal - Condition of Property.  Per appraisal, property condition listed as C4 expected wear and tear, no known issues.  However, the Home Inspector pointed out a number of "Recommended Repairs" of various statuses to include; Acceptable, Marginal, and Defective.  Only the item listed as Deflective are listed below as it relates to the specific area evaluated.  For breakdown of specific "Defective" issues please see the Report.

Grading/Drainage
Walks/Steps
Roofing
Chimney
Exterior Surface
Garage
Attic Electrical
Crawl Space
Electrical Sub-Panel along with random sample of outlets, switches, fixtures and smoke detectors"
WIMAUVAVNRZ	FRX-158314	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was required and executed at closing to address the following issues noted in the Home Inspection report dated XX/XX/XXXX: • The beams in the crawl space and basement were not secured to the posts. Recommend properly securing under floor framing for safety reasons. The concrete piers in the crawl space appeared to be undersized. No settlement was observed, but recommend monitoring over time, and repairing as needed. • Evidence of rodents noted in the crawl space on top of the vapor barrier. Recommend further evaluation by qualified contractor(s)/pest control operator to ensure that pests are removed and that they are prevented from entering the crawl space. • Water damage was observed at the wall/trim near the living room windows. This could be due to the metal windows "sweating". Recommend further evaluation/repair by qualified contractor(s). • The shed/shop was in a poor state of repair. The structure leaned heavily, and rot and insect damage were observed on the posts and roof framing. Serious repairs appeared necessary to make the structure safe and functional."
NRVGGJZCLVH	FRX-158989	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
MV5RQN1LXLG	FRX-159655	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
TND21AWJH3Q	FRX-159745	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
0LSI53CC35R	FRX-160887	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
S3MZCZRBGJG	FRX-161850	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
31M43ICMUY4	FRX-162023	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
G1ASX11JWNS	FRX-162190	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XIMFWMMQWMU	FRX-162772	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
WL35TPBGFIO	FRX-163699	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
G2PYC3HXLQD	FRX-163821	XXXXXXXX Securitization	XXXXXXXX Securitization	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Driveway, stucco, windows, porches, roof, garage car door and pet door, garage electrical, heating and cooling unit, toilets tubs, and interior doors."
RUFXJFKBRIK	FRX-163976	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
RI3DBCUWWS3	FRX-164138	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
EQYLYRZHZTT	FRX-164186	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Tennessee	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
UT43O3DQMQV	FRX-164379	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
HCQBHJG1QWC	FRX-164384	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
CRH55LBEZVR	FRX-164580	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
4LW2KWF24PI	FRX-164628	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Ohio	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
LFFWWXOTLHE	FRX-164725	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
0NPBQVUSZRT	FRX-165004	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
GD2GCXVATCI	FRX-165109	XXXXXXXX Securitization	XXXXXXXX Securitization	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
KJNISFR5A50	FRX-165337	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
0FQHTTYSCR5	FRX-165861	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
XJ1TU5U2SXJ	FRX-165946	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
BTMGSZL5NXU	FRX-166015	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Roof, door, windows, siding/trim, walkways, patio, fences/gates."
H0BCGSOBCBL	FRX-166134	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings	2: Acceptable with Warnings	* Completed "Subject To" w/o Compltn Cert in File (Lvl 2) "The Appraisal is made “subject to completion” for standing water in the basement. The Deferred Maintenance Addendum executed at closing identified the following maintenance items from the Home Inspection associated with the Appraisal findings:
Water present along north wall, west wall, and area next to crawl space. Sump pump was inoperable, unsure of water source. Efflorescence on basement floor. Efflorescence is a powdery deposit of salts which forms on the surface of bricks and mortar. It is usually caused by water intrusion. Limited visibility due to finish and storage of homeowner belongings. Further evaluation may be necessary to identify potential issues. Sump pump extension discharge pipe was disconnected outside. Basement sump was full of water. Sump pump appeared to be non-operational.
3/23/23 - Per Client - XXXXXX is unable to locate a completion cert, or an "as-is" Appraisal. The Underwriter appears to have opted to list the water seepage issues in the DMA as an alternative route. The max LTV under guideline should be 70% for this file, current LTV 65.99% - there's is about $10K wiggle room to account for repairs and the file would still qualify. Also uploaded 2 LOEs to address the concerns regarding occupancy on this property. Per Client - Second Homes and Vacation Homes are owner-occupied, and investment properties are non-owner-occupied."	* Property Issues indicated (Lvl 1) "Informational Only:The Deferred Maintenance Addendum executed at closing identified the following maintenance items from the Home Inspection on XX/XX/XXXX:
Water present along north wall, west wall, and area next to crawl space. Sump pump was inoperable, unsure of water source. Efflorescence on basement floor. Efflorescence is a powdery deposit of salts which forms on the surface of bricks and mortar. It is usually caused by water intrusion. Limited visibility due to finish and storage of homeowner belongings. Further evaluation may be necessary to identify potential issues. Sump pump extension discharge pipe was disconnected outside. Basement sump was full of water. Sump pump appeared to be non-operational.

The Home Inspection Report identified the following additional areas of deferred maintenance:
crack present on front sidewalk.; some peeling paint and exposed wood.; fence posts and/or slats were in contact with the ground.; observed lifting shingles.; missing extensions at downspouts.; cracked siding noted to the right of door.; mildew growth observed at rear.; outlet by front door did not have weather cap.; water was present in interior.; peeling paint noted on door trim.; door from garage to house did not have auto closure.; black rubber feeder hoses could burst.; ceiling tape cracked.; dishwasher cross-flow protection not installed properly."
FE15RYPVADC	FRX-166194	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
YUTPSILTQLZ	FRX-166203	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
OJVOTY5KL5Q	FRX-167056	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Wisconsin	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
HHY10E3NRQK	FRX-167142	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	3: Curable	3: Curable	Documentation		* Required rider to note is missing (Lvl 3)
MRDTCHHOXQW	FRX-167848	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable					* Schedule of Debts missing. (Lvl 1) "Unable to locate within provided imaged documents. (no debts were required to be paid at closing)"
PAB0YZFNOPF	FRX-168388	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Missing flood cert (Lvl 1) "Documents provided for this review did not include required Flood Hazard certification for property in an AE Flood zone.

3/6/2023 - Lender Response reviewed. Agree with Lenders response, Flood Certification not required."
SPKME5HM0ZN	FRX-168681	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
MVSWH3QDXM3	FRX-169209	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
CL0IBZNNB2W	FRX-169293	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
VWUEHE1T4QB	FRX-169520	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
5VBDX0XJQZD	FRX-169887	XXXXXXXX Securitization	XXXXXXXX Securitization	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. deck is in poor condition and appears to be collapsing in the center. The support posts are undersized and leaning due to erosion around the post footings. 2. Chimney has rotted wood trim and siding due to water intrusion. 3. Siding is composed of wood fiber siding which has a tendency to absorb water and deteriorate if not well maintained. 4. Water stains on the ceiling of the garage. 5. Water stain was found on the roof sheathing near the front of the house. 6. Water stain was found on the ceiling of the living room."
SYTGNGB3ONM	FRX-169985	XXXXXXXX Securitization	XXXXXXXX Securitization	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
FDWQA4TKR1H	FRX-170246	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
KYARAZ5NXIU	FRX-170307	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
FGGGJKXBDJN	FRX-170579	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
N11M5BOOCMB	FRX-170621	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	2: Acceptable with Warnings	Documentation			* Initial Truth in Lending Disclosure is Missing (Lvl 2) "The XXXXXX Closing Instructions in the file are not signed by the Applicant/Owner."	* Property Issues indicated (Lvl 1) "A National Property Inspection on XX/XX/XXXX identified many signs of roofing leaks and notes the Wood Shingle Roof appeared to be past its design life. Specifically noted were many possible leaks in areas on rafters and sheathing, and ceiling stains in Master bedroom and Family room."
VU12RJDL3IV	FRX-171687	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
WNIEJRYQRJR	FRX-171826	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
OJS5YOOLRI2	FRX-172904	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
X1BAS42NRBO	FRX-172916	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
I0EOR10XF2Y	FRX-173028	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
4SGQMKXBEY0	FRX-173114	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Driveway, gutters/spouts, overhead garage, smoke detectors, and Kitichen - GFCI protection."
1NY05EZT1VD	FRX-173227	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
MRACXIHC3GR	FRX-173440	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
WLUIIA0RR5X	FRX-173733	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
C3IKFLSVYBC	FRX-174278	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
Z0FX3EU0NU5	FRX-174851	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Tennessee	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
PID0C220YNO	FRX-174927	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
B2Y2C4O440U	FRX-175159	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
A3BD2RBRAN2	FRX-175426	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
I4EFF4CFIXR	FRX-175617	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
CDDL1AX1CUD	FRX-176793	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
QEJYO0M5RJ3	FRX-177175	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
0PFPU0FEVCN	FRX-177488	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
TRFRNBKJN03	FRX-177606	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XYNL4SVLBYG	FRX-177816	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
MB5COPS2XNQ	FRX-177942	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. Minor cracks can be found in the stucco in various areas. 2. Recommend trimming bushes away from the front of electrical panel and solar inverter. 3. Recommend trimming trees away from outside unit. 4. Bedroom door is damaged."
J4A1GLI1JZO	FRX-178157	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Inspection report states: 1. Incorrect installation of wiring circuits, breakers, and fuses. 2. Smoke detectors need to be updated. 3. Airgap missing from dishwasher. 4. Smoke detectors missing from bedroom #2. 5. Smoke detectors are defective in bedroom #3 and #4."
ZZI5AAXVZQS	FRX-178164	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
43JBFQBEVHH	FRX-178171	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
403DKCJKOEM	FRX-178782	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
ER42Y5TARKN	FRX-178812	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Inspection report states: 1. Moisture intrusion has stained and cracked interior plaster surfaces caused by a leak in the HVAC condensate line in the attic. 2. Flooring and interior paint brought the dwelling are nearing the end of their economic life. 3. Garage has been converted to a bonus room by adding a partition wall, finished drywall and venting to the central HVAC system. No property permit were recorded and no inspections performed."
DTM0RJ1313X	FRX-179043	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Wisconsin	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Documentation (Lvl 2) "The loan file is missing the Offer Pkg, specifically the executed Acceptance of Offer and Conditions and Acknowledgment of the Important information notice and total XXXXXX cost estimate.

3/23/23 - XXXXXX is unable to locate the executed Offer Package - it is likely due to the processor not saving the document to our internal system. We have communication between the Account Executive and Processor stating the client reached out to confirm XXXXXX received their signed Offer Package. The client also met with a notary to execute their closing documents, which they would not have done if they did not accept our offer and conditions."
Q52OSWZXW21	FRX-179715	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
E3GDZ0ZDXJG	FRX-180163	XXXXXXXX Securitization	XXXXXXXX Securitization	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ERWQLISXN0L	FRX-180724	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
O40RYDATLSZ	FRX-180855	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
0JKWR3BRMZ4	FRX-180940	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
XEQP33YDWZ5	FRX-181006	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
TG4Q2W5LRO4	FRX-181188	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection Report notes multiple areas that are defective where repair/replacement is recommended."
420DX0OI5SN	FRX-181315	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XCMDEFCAV1D	FRX-181625	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
55M5P5LSCS0	FRX-181833	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
GVAK3MI131A	FRX-181998	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
TRD4Z5ZG1NQ	FRX-183027	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
IMLBS40SM1I	FRX-191872	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
SV1OAWWC4Y1	FRX-191972	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
IEH3UX5GSJW	FRX-192320	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
O4GF24V3S0M	FRX-217324	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Secondary [2]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Front door weather strip, deck and gate, floor damage, HVAC unit, downstairs toilet, and downstairs windows."
O2UFWBFXHKT	FRX-217652	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
P0J0IZ5REV0	FRX-217950	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
UZ0GOEENB5Q	FRX-218982	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
FV2Q5WLGEUW	FRX-219000	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was not required at closing. A review of the Property Inspection Report, found the following Repair/Replace or Safety issues identified at Inspection on XX/XX/XXXX:
• Various areas of wooden framing or support at patio cover present with deteriorated or decayed conditions. Recommend performing termite inspection report and repair, replacement and/or treatment be completed by licensed contractors.
• Exterior Fence has damaged, rotted and/or detached wood planking and/or related installations observed at multiple areas. Recommend licensed contractor repair all affected areas.
• Exterior gates swing inward and outward toward direct pool access with rear corner gate and fence assembly below minimum safety height standards. Do not meet Safety gates standards by California Health and Safety Section 115923.
• Safety devices on egress doors with pool access were not present at all locations throughout dwelling.
• Roof eave areas observed stained and/or deteriorated at multiple locations. Recommend performing / consulting termite inspection report for additional information and all repairs.
• Industry standard GFCI protected exterior electrical outlets are not present. Recommend GFCI protection be installed within all exterior outlets / receptacles for additional safety.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
J044IXQ3ZKV	FRX-219013	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum notes damage to the roof sheeting, cracks in the mortar cap at the top of the chimney, dry rot and/or termite activity in the wood trim and siding, and water stains on the roof sheathing in the garage. 11/12/2021 QC noted a Contractor Work Order in the file indicated repairs were scheduled to begin on XX/XX/XXXX to the roof, flashing, cracks and gaps and wind protection to patio."
4NA52D0SSKU	FRX-219341	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	2: Acceptable with Warnings	2: Acceptable with Warnings	* Property Issues indicated (Lvl 2) "A Deferred Maintenance Addendum was not required at closing. The Property Inspection XX/XX/XXXX identified the following defective/repair and/or safety issues:
• Exterior siding and/or trim deteriorated and in need of servicing, caulk and painting at various areas to prevent further deteriorative conditions from occurring. Recommend all repairs and/or refinishing be completed by a qualified and/or licensed painting contractor.
• Exposed / unsealed PVC pipe present at various external plumbing assemblies rendering concern for premature deterioration to occur. Typically, industry standards recommend painting / sealing exposed PVC to protect against potential ultra violet rays impacting the respective assemblies. Recommend all client concerns be further evaluated by a licensed contractor of the appropriate trade.
• Stucco siding observed spalling, deteriorated and/or with blistering surfaces at random areas. Conditions render concern for possible moisture and/or other environmental intrusions leading to further deterioration of siding material and/or related installations. Recommend licensed contractor of the appropriate trade further evaluate and repair all affected areas to prevent stated concerns from occurring.
• Gutters and Downspouts Extension / splash blocks at various down spouts observed minimal, dismantled or not within current industry standards. Industry standards recommend a 4 to 6ft extension or similar drainage system be present to assist in directing water and/or moisture away from exterior siding and foundation systems. Recommend concerns be further evaluated by a licensed contractor of the appropriate trade.
• Current industry standards indicate egress doors with direct pool access require alarm audible for 30 seconds throughout house and/or a self closing, self latching device with a release mechanism placed no lower than 54 inches above the floor. Safety devices were unconfirmed and/or not present at all locations throughout dwelling with direct pool access at the time of inspection.
• Decayed, rotted and/or suspected termite related conditions at side French Door - See / perform termite inspection report. Improperly mounted, sized and/or sticking conditions at French Door jamb - Damage will potentially occur.
• Misaligned / detached side light assemblies at French Door egress.
• Self-closing device missing at direct pool access gate. Side gate swings outward from direct pool access but is missing any kind of self-closing device at the time of inspection. Safety gates by California Health and Safety Section 115923 standards are to have the following characteristics: (a) Any access gates through the enclosure open away from the swimming pool and are self-closing with a self-latching device. For additional safety, recommend repair and/or further evaluation by a licensed contractor of the appropriate trades.
• Weep screed obstructed by hardscape pathways or surfaces and unconfirmed if present at base of exterior stucco siding at multiple areas. Condition renders potential for moisture being trapped or wicking upward into porous exterior siding. Typically industry standards indicate a minimum 2 inch clearance be present below weep screed when adjacent to a "paved" surface. Recommend all client concerns be further evaluated by a licensed contractor of the appropriate trade.
• Overhead Garage Doors have double-tapped 15amp circuit breaker present within main SE panel at the time of inspection. Installation renders concern for potential overload to occur and/or potential safety hazard. Recommend further evaluation and/or repair by a licensed electrical contractor.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
DNR3DOEO5IH	FRX-219745	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
RDYRDPGS2T0	FRX-219756	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
VDKK0OR2XZF	FRX-219876	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Secondary [2]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states roof is reaching the end of useful service life with widespread granule loss on the South-facing surfaces, missing shingles at the Northeast/North front corner and general curling of shingles noted. Flat roof over rear room at West corner was in better condition. Roof will likely need replacement soon. Recommend further evaluation by a qualified roofing contractor to determine remaining life and replacement cost. Roof over carport at Northeast front was flat but nonetheless covered with shingles. Slope of roof is too flat for this type of roof covering. Roof should be covered with rolled asphalt/fiberglas composition material. Recommend further evaluation/repair by a qualified roofing contractor."
JI5SIBMU0VZ	FRX-219928	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report indicates repair/replacement to the walks/steps, chimney, and attic electrical is recommended."
L4ZMU2LMNSS	FRX-220007	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
ZPLAXIICH0X	FRX-220152	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
22CPDYKCFR2	FRX-220515	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
0XC2E52IEP1	FRX-220580	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
3KQ33VH1GML	FRX-221034	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states possible water damaged/staining is observed on the garage ceiling at several locations."
RPC3S3JJODK	FRX-221057	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
VSC4W3RHFIV	FRX-221165	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable
M02V0WCUDWG	FRX-221436	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
QIGCHQIQXKL	FRX-221463	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Ohio	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
LGVEH3SPSC2	FRX-221594	XXXXXXXX Securitization	XXXXXXXX Securitization	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. Moss located on areas of the roof. 2. Chimney was missing a rain cap and a spark arrestor. The masonry/ bricks are deteriorated in areas. 3. There is wood rot at the fascia boards and at the soffit located on the east side of the home over the patio. 4. There are surface cracks in the foundation in areas. Recommend patching cracks to prevent water intrusion and monitoring these areas and if the cracks increase in width or more cracks appear."
WYS5AROP1V1	FRX-221666	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
SZNC1ORXGBW	FRX-221943	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
EXWJG2Z1Y3U	FRX-222278	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Ohio	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
PPWFNWQ2PPD	FRX-222808	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Gutter/downspouts, exterior electrical outlets, attic ventilation, and Kitchen- GFCI protection."
0PHUXKWC3SX	FRX-224276	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
IXMYWYTWCEW	FRX-224372	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Fences/gates, roofing, exterior siding, garage pedestrian door, bathroom - cabinet, sink, toilet, and floors."
UZR1DGU2IYW	FRX-224516	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CFPPQ424D0H	FRX-225156	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. Water-staining/damage is observed at the following locations: on the west side of the garage ceiling which extends down to the west garage wall, the patio eaves, the patio ceiling, the garage attic at several locations, and the upstairs hallways ceiling. 2. Constant drip leak at the exterior hose bib on the main water line plumbing 3. There are rust stains on the platform at the base of the garage furnace and water stains on the drywall around the furnace."
R0Q5KOGMKZO	FRX-225689	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XISUZ5J4IQ2	FRX-226484	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
KCHLQNINE40	FRX-226532	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CQBYC2JSKDZ	FRX-227206	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	2: Acceptable with Warnings	Credit			* Property Issues indicated (Lvl 2) "The Property Inspection report dated XX/XX/XXXX, indicates several areas that are defective and/or repair/replacement is recommended: • The garage has been converted to living space. The inspector did not verify if it is permitted. No unsafe issues noted. (The Appraisal dated XX/XX/XXXX indicates the conversion was completed without permits) • Moisture noted in the condensate secondary pan in the attic. The issue seems to indicate the primary line is not draining adequately. Review with a qualified contractor for evaluation and recommended servicing • The newer water heater was installed without a bonding wire, gas line sediment trap, expansion tank or insulation wrap on the service line for energy efficiency common to newer installations."
LNOU1TFWH1W	FRX-227634	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Minnesota	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
0ISTZTAQIRY	FRX-227853	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report and Deferred Maintenance Addendum note the toilet supply line appeared to be leaking or to have leaked. Half bathroom location and an active leak was observed on the kitchen sink drain pipe. The Home Inspection performed on XX/XX/XXXX also identifies the following additional defects and safety issues: • Rotted handrails were observed. Replacement is needed for the safety of the occupants. • A gas main shut-off wrench was not discovered. Due to living in a seismic area, it is very important to know where the shut-off spade is and have a shut-off wrench located at this gas main. • The hot water handle was not functional during testing. Half bathroom location. Repairs are needed."
GGJMCHSOUOP	FRX-228570	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit	* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Electrical wiring, plumbing, and water heater."
* Property value and predominant value vary by more than 50% (Lvl 1) "Predominant value is listed as $XXX,XXX.XX."
PEOTWVYDKC4	FRX-228797	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "GRADING / DRAINAGE: DEFECTIVE The property was never landscaped since it was built. The yard is full of weeds and black berry bushes."
45SEYN1L3RJ	FRX-228910	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
R15I1GB2XBC	FRX-229084	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
E0YXMEX0DK2	FRX-229176	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
TIB2J0WN111	FRX-229395	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states although the roof was noted as newer, two tiles had cracks and one was slipped. Recommend to have qualified roofer make the necessary repairs."
BE1GCJO1UIG	FRX-229593	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
0FMV2AWUOTM	FRX-230104	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
5RMJ5TUTWSU	FRX-230131	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
P3NKT2DR4S4	FRX-231359	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Pennsylvania	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
WOMDAKJSHY4	FRX-231445	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Deferred Maintenance addendum reflects two areas of the subject property where repair or replacement is recommended as shown on the Property Inspection Report, specifically states: • The patio roof is not properly sealed at the edge at multiple locations. • Water stains/damage is visible on the interior ceilings at the following locations: the master bedroom, the family room, the guest bedroom, and the guest bedroom closet. Whether the source of the water staining is ongoing or not was not determined. It appears that the staining is old. • There are mice droppings visible in the attic. The droppings appear to be old. Whether the pest intrusion is ongoing or not was not determined."
BA4MAJHJGBF	FRX-232242	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
GBEZBEA4U0A	FRX-232751	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
0VM00XOQNMO	FRX-232915	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Ohio	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
3BFV23H211Y	FRX-233518	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states the deck(s) were inspected looking for water related damage, construction related deficiencies, and safety hazards. No reportable conditions were visibly present at the time of inspection unless otherwise noted in this report. deck structures should be reviewed routinely for weathering and further deterioration. wood should be sealed and replaced as needed. Guard rails are loose and unsafe. Recommend to repair guardrail as needed. Some decking boards have wet rot damage. Recommend to replace as needed. Paint is flaking/missing throughout. Recommend to repaint as needed."
XZITTM4KJPO	FRX-233822	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Indiana	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
LQTBZBXKBF2	FRX-234276	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
DJURCXGRIU1	FRX-234442	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	* Other Required mortgage rider missing (Lvl 1) "The HB Subordination Agreement was executed at closing, but a copy of the recorded Agreement was not found in the file.

3/6/2023 - Lender Response Reviewed.  Accept Lenders response as Title review is forthcoming and will validate Lenders position.

3/17/2023 executed unrecorded Sub Agreement (Funding Pkg pgs 77-82)
[3/18/2023 Waiving exception per Client statement for HB deals, Sub Agreement for new Sr. Lien is recorded, if/when title company finds SUB AG to XXXXXXX SI redundant.]"
* Property Issues indicated (Lvl 1)     "[Exception downgraded to 1. Review Exception added because Closing Instructions stated a DM to be executed; however, inspection cites safety issues, not deferred maintenance/value issues.  Client response” This is a HB deal - unless the property is in dire condition, XXXXXXX would not DMA a property in a HB deal.”]

The closing instructions indicate a Deferred Maintenance Addendum was to be executed at closing, but the Addendum was not found in the file. The Home Inspection Report dated XX/XX/XXXX highlights the following property issues:
• Living room and bedroom French doors open to the pool and this is a safety issue. All exterior doors leading to the pool must open in for safety, recommend further evaluation by a licensed contractor for repairs or replacement to restore normal operation. No pool enclosure is provided. This is a liability should a neighbor child wander into the area and have an accident.
• No Sediment Trap or Drip Leg is present on the Natural Gas supply to burner controls for the Forced Air Unit (FAU) aka Heater, this is a safety issue and recommend installing in accordance with Building and Safety standards for natural gas appliances.
• No glass doors or fire screens present in front of firebox opening on the living room and family room firebox opening.
• Recommend client/buyer obtain all permits for additions, upgrades or replacements to original structure. Un-permitted additions are not covered by this inspection.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
UU0T0MFQRCC	FRX-234572	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Kansas	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
BC0YM3V1VNW	FRX-234686	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "Inspection report states areas of deferred maintenance: loose stones and deteriorated mortar joints, consult with licensed mason for repair options.; open seams noted.; main entry stairs damaged.; gutter and downspouts should be 4 to 6 feet from foundation.; floor joists sags/cracks.; laundry room needs GFCI outlets.

[3/18/2023-Downgraded to 1- Initial review grade error, property issues cited are informational only. Lender DM not required for exterior stairway and minor issues cited.]"
DAG1CWV5UIE	FRX-234701	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
VRTMQN1Y1VW	FRX-234716	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "Informational only: A Deferred Maintenance Addendum was required at closing and identified the following maintenance items from the Home Inspection on XX/XX/XXXX:
The wall switch and outlet need covers and the outlet should be upgraded with GFCI protection. Also, the outlet seems to be improperly wired (hot / neutral reversed). B) Moisture / fungus type discoloration / deterioration noted on the platform under the sink. The material felt dry when inspected. Environmental issues are outside of inspection standards but can be evaluated by a qualified specialist. C) The sink faucet seems to leak when in use (service or replace).
The chimney does not have the recommended rain cap with spark arrestor to inhibit the escape of loose embers and entry from moisture or pest. Rust type corrosion of the damper in the fireplace seems to be the result of moisture entering the chimney.
Moisture type stains noted on the interior of the home in multiple areas. The rear seams of the torch down material are not adequately sealed and seem to allow moisture under the application. Review issues and the roof with a qualified roofing contractor for evaluation and recommended servicing.
The Inspection Report identified the following “Defective” issues that are not cited in the DM Addendum:
The laundry room seems to be an addition to the home. The patio cover seems to be a non-permitted attachment to the home.
Smoke detector cover is hanging open. Service and upgrade bedrooms with smoke detectors for improved occupant safety. Install a carbon monoxide detector in the home in compliance with the manufacturer recommendations.
Moisture type stains adjacent the skylights seem to indicate a prior leak. The roof service specialist should review issues as part of their evaluation.
The floor seems to be damp behind the appliances. The absence of access and visibility prevented the inspector from evaluating the source (needs additional evaluation).
The fascia and/or roof deck under the eaves have multiple areas with moisture and/or pest type damage / deterioration. Review exterior siding, trim and attached patio cover with a qualified termite contractor for probing evaluation to fully identify areas in need of servicing and repair.
There is exposed electrical cable installed by the patio cover in place of the recommended electrical wire in a protective conduit. Review electrical issues in the report with a qualified electrical contractor for evaluation and address.
The gas water heater is missing its outer burner cover and does not have the recommended t/p down pipe. Also, the vent is not secured with screws at the draft hood or vent unions and the appliance was installed without the recommended seismic straps and Taco Wags valve or other means of managing discharge from the t/p valve or leak. Lastly, the heater seems to be leaking from its drain valve. Review the installation with a qualified plumbing contractor for evaluation and recommended servicing.
The interior panel cover needs to be secured with appropriate screws. Also, service drop insulator landing knob on the roof is lifted and pulling away. Review electrical issues in the report with a qualified electrical contractor for evaluation and recommended servicing.
The fire protective garage entry door does not close and latch on its own and has been breached with a pet door. Review the door and fire separation between the home and garage with a qualified contractor for evaluation and recommended servicing.
There is exposed electrical cable in the garage in place of the recommended wire in a protective conduit and garage outlets do not seem to have the recommended GFCI protection.
The rain gutter system has multiple areas where it has rusted through and is full of debris. The system is also missing a down pipe and end cap. Some areas need splash blocks to divert moisture away from the foundation. The system is ready for evaluation and servicing by a qualified specialist.

3/6/2023 - Lender Response reviewed.  Lender did not provide any comments or documentation.  As such, no changed to XXXXXXXX original "Final Grade"."
* Property value and predominant value vary by more than 50% (Lvl 1)     "[3/18/2023-Downgraded to 1- Appraiser addresses issue, states not an undervalue for area. See review comments.

Appraiser comments the Land/value ratio is common for area, legal nonconforming grandfathered zoning has no effect on no marketability and subject is not an undervalued with neighborhood zoned for lots greater than 15,000 sf, and large range in property types, age, size and value range, $530K to $2,900,000.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
SVBXCU2BDFQ	FRX-234822	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
5UZIJRMCLJR	FRX-234824	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
WN0GRC3EWWX	FRX-234940	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ONNSXCA5OSX	FRX-235254	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
WJ34P2RWIYO	FRX-235308	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
YOVVULGNF23	FRX-235492	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
PFLNFXIH1OW	FRX-235990	XXXXXXXX Securitization	XXXXXXXX Securitization	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
P3KS0APXKRN	FRX-235997	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
VL5XRFUDPKT	FRX-236246	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
FYKSCJWMHQP	FRX-236313	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Virginia	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
3KTPM3YFDFG	FRX-236630	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XABDIG4Y44F	FRX-236909	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
Q2VAXK32ZWW	FRX-237307	XXXXXXXX Securitization	XXXXXXXX Securitization	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
QLM3AK2RV3W	FRX-237698	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Delaware	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
DZ3NK4OORHM	FRX-237752	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	4: Unacceptable	4: Unacceptable	* Loan Does Not Meet Originator Guidelines (Lvl 4) "The Investor Guidelines for the Homebuyer program require a minimum FICO of 620. The income qualifying Applicant 1 does not have a credit score. The Credit Report dated XX/XX/XXXX indicates no record found, insufficient credit to score with 0 tradelines reported."
												* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl 4) "The Investor Guidelines for the HomeBuyer program require a minimum FICO of 620. The income qualifying Applicant 1 does not have a credit score. The Credit Report dated XX/XX/XXXX indicates no record found, insufficient credit to score with 0 tradelines reported."			* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was not required at closing. The Appraisal condition grade is C4. The Property Inspection on XX/XX/XXXX identified the following deferred maintenance items: some areas of the underlying mesh are exposed due to wear/damage of the stucco surface, evaluation by a stucco professional is needed to determine repair requirements. Kickout flashings are missing at some stucco siding/roof joints, flashing is required to divert roof water away from the siding, and should be installed to guard against leakage. Bathroom fan discharges into the attic, exhaust fan should be vented directly to the exterior, excessive moisture can contribute to mold growth or damage to roof sheathing. There is a defective thermal seal at a window, results in cloudiness within the double pane glass, which can affect the insulating value of the window. There are no GFCI outlets in the kitchen, front wall mounted GFCI has no electric power, needs relocation or replacement. The sump pump hoses are leaking. The radon fan is not functioning properly."
RQSLCJNRJL5	FRX-237936	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CSYYLUHITR3	FRX-238332	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
FUHG2SI0I0H	FRX-238481	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Retaining wall, roof, heating equipment, Kitchen - Range, cabinet, flooring, counter tops, sink, faucets, Bathroom - Sink/tubs, water supply and lighting."
GN5AYHITM0O	FRX-239805	XXXXXXXX Securitization	XXXXXXXX Securitization	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
UJDIRWBQPZX	FRX-240276	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
GEVGWQ12F2D	FRX-240380	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Roof sheathing, attic, roof covering, chimney, roof drainage system, driveway, fencing, sliding glass door, patio porch, main electrical panel, receptacles, heating ductwork, main water shutoff, smoke and carbon monoxide detectors, showers and tubs, and cook top."
1Y01ODLZX1W	FRX-240558	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
E2MPSUXOQLT	FRX-240671	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
FVFUWEK1KL1	FRX-240884	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report notes several areas that need attention and repair/replacement is recommended."
0KHDXZKWFTI	FRX-241160	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
40F34AEUA4S	FRX-241598	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
R3ZEHSZA1OL	FRX-241602	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. walkways patio, and steps, roof drainage, bathroom windows and doors, and basement crawl space."
KXDZ5KL2EFJ	FRX-241704	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1) "[3/17/2023 Grade corrected to 1, informational. Appraisal addendum adequately addresses predominant value issue. Subject is not considered an over improvement, sufficient similar homes are present in the area to support the subject value estimate. Subject value is reconciled above the predominant value due to its greater than typical square footage and condition. No negative effect on subject marketability.]

Confirmed Audit Value against the Appraisal."
FUYR2WTAA4N	FRX-241814	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
50XF1ITJPEE	FRX-241843	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
O1LP4NZ240P	FRX-242082	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Minnesota	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
QSAZQT2E1TQ	FRX-242623	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Walks/steps, patio, garage - floors, walls, ceiling, electrical, water heater, and stairs/railings."
BILZQ1OJLMK	FRX-243000	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states wood rot/deteriorative conditions observed at various sections of underlying eaves and rafter tails. Recommend performing/consulting termite inspection report for additional information and all recommendations for treatment and repair be completed by licensed contractors of the appropriate trade."
SH4LYKARLV0	FRX-243214	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
YUUSPGPLNAX	FRX-243720	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
5XWS20JCUFS	FRX-243925	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
L0U4DCVK00Y	FRX-243948	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum executed at closing identifies the following issues from a Property Inspection on XX/XX/XXXX:
Condition; Trees or shrubs too close to building. Implication(s): Chance of water damage to contents, finishes and/or structure I Chance of pests entering building. Material deterioration. Location: West side of home. Task: Recommend trimming vegetation away from the home. Condition: Inadequate cooling - Note: In addition, the age of A/C unit is beyond design life. Implication(s): Increased cooling costs I Reduced comfort.
Location: West side of home. Task: Recommend contacting a licensed HV AC technician to further evaluate. Condition: Missing Carpet on floors
Implication(s): Unfinished flooring. Location: Formal living/dining room. Task: Recommend having some of the type of finish flooring installed.

The Home Inspection Report dated XX/XX/XXXX also identified the following property safety issues:
Condition: Cracked tiles, Implication(s): Trip hazard
Location: Sidewalk in backyard, Task: Recommend replacing tiles
Condition: Due to the presence of a hot tub, gate(s) with direct access are required to self-close and latch, Implication(s): Health & safety hazard
Location: Both side gates, Task: Recommend repairs to insure gates self-close and latch
Condition: No GFCI/GFI and faulty test (Ground Fault Circuit Interrupter), Implication(s): Electric shock, Location: Kitchen and Wet bar, Task: Recommend installing GFCI receptacle
Condition: Missing, Implication(s): Fire hazard, Location: Bedrooms, Task: Recommend installing smoke detectors inside all bedrooms
Condition: None, Implication(s): Health hazard, Location: Both floors, Task: Recommend installing CO detectors on both floors where required
Condition: Damper in existing fireplace not fixed open, Implication(s): Hazardous combustion products entering home, Location: Family room
Task: Recommend installing a stopper on the damper flap.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
0HZEONKGQLD	FRX-243950	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Chimney."
SDH150I4KCA	FRX-244013	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
G3IBLU5DTBV	FRX-244355	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XU1H2ESKSYT	FRX-244460	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
VCOLLZTMUA4	FRX-244494	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
XZUAY2AKYIT	FRX-244727	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
LNG105D0GSA	FRX-244866	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
PWB5JRMPMFQ	FRX-244899	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
SFMOKQR24MD	FRX-245285	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
Q1POQEB3RDC	FRX-245546	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
EIUONMBU2TJ	FRX-245555	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Michigan	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
133S0RB3ZMS	FRX-245758	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
YE03CD3N5JV	FRX-246170	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Massachusetts	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
YTWI1CXCNP1	FRX-246356	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
0PCLHVULYNA	FRX-246541	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Michigan	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
F335FKQNNAR	FRX-247421	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
WBI1A4N2WGC	FRX-247426	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Indiana	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
IBNKER2XBFQ	FRX-247471	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
3DC1I3PS4NP	FRX-247662	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Missouri	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
VUNPVYFK3R1	FRX-247817	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XXX,XXX.XX	XX/XX/XXXX	Investor [3]	Purchase	1: Acceptable	1: Acceptable					* Property value and predominant value vary by more than 50% (Lvl 1) "Prom value of $XXX is > 50% lower, than MV, this is acceptable as S/P is on water."
GOF5FE2A1B4	FRX-247854	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ZIS3JNVRD3D	FRX-248139	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
VLIV02D2DYI	FRX-248394	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
IWBQL3EJ0SF	FRX-248752	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	2: Acceptable with Warnings	Credit			* Property Issues indicated (Lvl 2) "The Property Inspection report notes the water heater temperature & pressure (T&P) valve is missing, improperly installed, or not connected. This is an extreme deficiency and could result in an explosion., a broken window, smoke detectors missing in bedrooms, a 25 foot dryer vent hose, improper use of extension cords, and exposed wiring observed. QC note 11/9/2021: The Lender required and Escrow hold back at closing for roofing repairs iao $17,325. The Roofing contract was provided in the file but evidence of work completion and funds released was not found in the file. A Deferred Maintenance Addendum executed at closing identified the following issue from the Home Inspection dated XX/XX/XXXX: Roof coverings show moderate damage, roof is sagging in several areas, shingle abrasions and granular loss. Recommend qualified roofing professional evaluation and repair. The roof is near or at end of design life although did not appear to be failing at the time of inspection."	* ATR Credit History Does Not Meet Guidelines (Lvl 1) "An exception was approved for 2x 90 day mortgage lates reported in the last 36 months XXXX. The exception required debts to be paid of and capped the LTV at 65%. (page 367 of 758). Note the Credit Report comments the loan was 120+ days late and brought current by loan modification. The Mortgage has been paid as agreed for more than 30 months. 11/10/2021 QC: Note the review scope guidelines are score driven only and the credit score of 650 exceeds the allowable minimum of 620."
52XA1QAJ3O4	FRX-248754	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
PEW24USDGHD	FRX-248842	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
22Z1SNXY044	FRX-248874	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Fences/gates, exterior GFCI protection, exterior doors, and kitchen - microwave."
X244USBZY1D	FRX-251236	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
RZJ30YM11ZJ	FRX-252241	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
KRF0XPMCLVV	FRX-252245	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable					* Property value and predominant value vary by more than 50% (Lvl 1) "The value used for the appraisal was well supported and the overall Value of the Miami area is greater than the subject property and not untypical for the area."
01YCRDOJZ4M	FRX-252749	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
OSGNTCHJQ0T	FRX-253122	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum executed at closing identified the following maintenance item from the Home Inspection on XX/XX/XXXX:

Note: Flat roof design with dry stained areas at multiple locations. Condition typically is caused by "ponding" during weather (ie. rain) related occurrences. Recommend monitoring all affected areas on a regular scheduled basis for further developments upon which time recommend all further evaluations and/or repairs be completed by a licensed roofing contractor. • Rear section of roof observed with significant "sag" and/or “wavy conditions". Specific cause was undetermined but can be related to improper or insufficient support systems. Recommend monitoring on a regular scheduled basis for further developments and/or recommend all client concerns be further evaluated by a licensed roofing contractor prior to the close of escrow. • Blistering, lifting roofing materials at flat section of roof. In addition. rusting hole under eave of flat roof renders concern for possible leak. Affected installations likely will require servicing or repair within the near future to prevent further deteriorative conditions from occurring. Recommend licensed contractor of the appropriate trade further evaluate and make all necessary recommendations for servicing. repair or replacement. • Wood rot deteriorative conditions observed at underlying eaves. Recommend performing! consulting termite inspection report for additional information and all recommendations for treatment and repair be completed by licensed ncontractors of the appropriate trade.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
4A2V2ZOHPPZ	FRX-253587	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
QAAVCSYCJGB	FRX-254500	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum notes wood destroying organisms, cracked/broken tile, and excessive granular loss on the shingles."
ZNVFCGLVWHJ	FRX-256415	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Electrical panel system."
LGBEWJA5PIC	FRX-256695	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
RAFQQXX2LYW	FRX-256722	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. Some areas are deteriorated (rotted). We recommend that any deteriorated wood be replaced by a qualified contractor. At rear patio area. 2. Several cracked/broken field tiles are noted (9) and should be repaired and/or replaced to prevent the possibility of water draining under the tiles and having access to the underlayment and needs to be repaired by a qualified contractor."
IYVIJAQ5OY3	FRX-257220	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report notes the pool did not have sufficient access control in place to comply with California SB 422, enacted in 2018."
CUTWVWG3PW0	FRX-257304	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Walkways/steps, decks/balconies, eaves/soffits, drainage/retaining walls, roof, skylight/chimney, garage ceiling, overhead door, Kitchen - lighting/fixtures, and basement craw space."
YCB2Y0P3DMA	FRX-257640	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
WRTLTKLSVQR	FRX-259074	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
ETTZ2EQNWCX	FRX-259258	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
LTPZMERWCVK	FRX-259329	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Master bedroom windows, and bedroom4 windows."
4KIU1XVWFYQ	FRX-259731	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
NRRQBOP4LNT	FRX-262199	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023 as requested by Client downgraded to 1, property issues cited are informational only. Lender DM not required. Appraiser notes deferred maintenance issues are cosmetic and due to lack of updating, and no deficiencies affecting structural integrity with no repairs required.]

Inspection report shows areas of deferred maintenance: driveways require routine maintenance, such as sealing, crack repair.; one wall in the front around the side door that had a crack present; recommend installation of auto-closure unit and fire rated door.; due to age of home and settlement present (sloped floors), recommend further evaluation by framing contractor for possible repairs and supports.; open junction boxes and knob/tube wiring present in attic space.; deteriorating and cracks in beams, some support posts did not have proper footings.; trees were in contact with incoming service lines, knob and tube wiring noted appeared to be deactivated.; hvac condenser unit on right side of home was not level.; toilet was loose at base, electrical outlets within 6 feet of a water source that need GFCI protection, sink not working in attic space."
0IFNJNDHYWT	FRX-262974	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
JOLQBUQ5QZQ	FRX-263641	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
O1VS4ZCSPIS	FRX-264606	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
HM2AYSKCKJP	FRX-265318	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ZYQUOVJ0MKV	FRX-265515	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "[3/18/2023 downgraded to 1, Initial review grade error, minor property issues cited are informational only. Lender DM not required.]

Inspection report states some areas of deferred maintenance: bottom step was missing from deck/balcony. no poured footings present.; several cracks noted on vinyl siding on framed chimney.; siding has holes present at rear. outlets did not have a weather cap.; five broken window panes at rear of house.; siding cracked beneath front door.; crack noted on southeast corner of basement.; no garage door opener present. garage door does not close all the way.; door between garage and house does not have auto-closure.; exhaust pipe from master bedroom goes to attic.; attic needs more insurance.; float was missing from sump pump.; GFCI outlets needed in kitchen."
0ND5MBW5KCB	FRX-266763	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum was not required at closing. The following Repair/Replace and Safety issues were identified by the Property Inspection on XX/XX/XXXX:
Repair or Replace: The front exterior wall of the home is cracked. This type of crack maybe due to the result of settlement of the home. Suggest further review and repair by a qualified professional.
Repair or Replace: The metal wrought iron railing and posts at the front exterior wall is corroded/rusted. Suggest repair/
replacement of the corroded railing and posts by a qualified professional.
Safety Issue: The vent connections and/or the venting system for the forced air heater should be repaired/replaced for safety reasons. The poor connections can allow for carbon monoxide/dioxide to enter the living spaces of the home when the furnace is in use. Suggest further review and repair/replacement of the forced air heater venting system by a qualified HVAC contractor.
Safety Issue: Suggest the application of fire rated mastic around the solid gas line as it passes through the sidewall of the fireplace firebox at both fireplaces. No gaps between the gas pipe and firebox wall should be present.
Safety Issue: The damper for both fireplaces are missing a clamp or lock that forces lid to stay open (required for Vented Gas/LP logs). Without a clamp to force open the damper, it could shut and cause unsafe carbon dioxide to enter living space. A qualified chimney contractor should inspect, and repair as needed.
Repair/Replace/Monitor: The cold-water supply connection at the water heater is corroded. The water heater is an older unit. The water heater may be nearing the end of its service life. Suggest replacement of the water heater by a licensed and qualified plumber.
Safety Issue: Suggest the installation of GFCI (Ground Fault Circuit Interrupters) outlets at the laundry room sink counter top area.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation. As such, no changed to XXXXXXXX original "Final Grade"."
3XXTNXX014G	FRX-267964	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Roofing, garage flooring, walls, ceiling, electrical, pedestrian door to house, and smoke detectors."
QFK5GXXVN4C	FRX-268656	XXXXXXXX Securitization	XXXXXXXX Securitization	North Carolina	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
Q1ZITPCC5MK	FRX-269150	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
D1O12VUIK4P	FRX-270192	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ITLON425KHY	FRX-271460	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
521BGC52ORX	FRX-273057	XXXXXXXX Securitization	XXXXXXXX Securitization	Oregon	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The deferred Maintenance Addendum states: 1. The accepted standard is to have a 5-6" drop over 10' from the structure. This does not exist on one or more sides. If it did, water would be directed away from the structure instead of toward the structure and possibly the crawl/basement area. 2. Excessive moisture meter readings at the base of toilet indicate leak at wax ring. 3. Moisture damage visible near tub at vinyl flooring and trim. Repair is needed. Have a licensed contractor with experience in these conditions evaluate and repair or replace as necessary. 4. Minor amount of water entering the crawlspace at the north center area where the sewer and freshwater lines go through the footing. Seal this area to prevent water intruding into the crawlspace. 5. One small leak noted as viewed from the attic area. this is on the south side over the bathroom. The sheeting has wetness from a roof leak. Have a licensed roofing contractor with experience in these conditions evaluate and repair as necessary. 6. The lights went out when an outlet was tested in this room. After talking to the home owner, he states the outlet needs something plugged into it to allow electricity to all bedrooms. This is a serious fire hazard and safety issue. I am unable to test the third bedroom electrical components. Due to the condition/conditions observed, recommend that a licensed electrical contractor with experience in this/these condition(s) evaluate and repair as necessary. 7. Minor amount of water entering the crawlspace at the north center area where the sewer and freshwater lines go through the footing. Seal this area to prevent water intruding into the crawlspace. The amount of water is about 10 sw ft and is very minor. The rest of the crawlspace is very dry. Have a licensed contractor with experience in these conditions evaluate and repair or replace as necessary."
JRUNX44AWLJ	FRX-273704	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
4VJKDUFU4J3	FRX-276226	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states: 1. The grading on this property slopes from right to left. This condition has allowed water intrusion into the crawlspace. Any water intrusion into the crawlspace may negatively affect the foundation. Recommend improvements in the grading and drainage on this property. 2. Noted cracks in mortar cap (crown) at top of chimney. This condition may allow for water intrusion which may cause further damage to chimney. Recommend sealing cracks to help prevent water intrusion. -Recommend installing a rain cap and spark arrestor on this chimney to help prevent water intrusion. 3. Noted evidence of previous water intrusion into crawlspace. Any water intrusion can negatively affect the foundation. Recommend improvement in the grading and drainage on this property."
3FNU4I15NOR	FRX-276345	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum notes there is a settlement crack in the retaining wall. It appears to have been repaired at least once before. The property inspector recommends it be monitored for further movement. The Property Inspection report also notes missing smoke detectors and several areas that need review or attention recommended."
ODH40QSQWLC	FRX-277163	XXXXXXXX Securitization	XXXXXXXX Securitization	Nevada	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states replace the broken upstairs east loft window. the living room right front and right front bedroom, windows have broken springs, repair as needed."
QL2OF5J12ZN	FRX-278455	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
GN4RNYVZ3XD	FRX-279025	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Ohio	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
ASJQBR3WRQV	FRX-281383	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection Report notes the wiring should be done below the grate where they will be protected from exposure, and the AC condenser is 29 years old. The average life expectancy of an AC condenser is 25 years so although it is working at this time you should expect to replace it in the near future."
EFELXHGKY3E	FRX-282485	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection report and Deferred Maintenance Addendum note the north foundation wall had multiple small cracks spaced approximately 12"-16" apart running length of wall. Recommend qualified Contractor repair to prevent moisture intrusion."
FMRTKRVN5BU	FRX-283590	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Colorado	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
HWCUKAVFQEZ	FRX-283609	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The deferred maintenance addendum notes repair or replacement is needed in several areas of the subject property as found on the inspection report."
ATYXE10NBB0	FRX-283940	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "A Deferred Maintenance Addendum was not required at closing. The Property Inspection on XX/XX/XXXX9 identified the following deferred maintenance items: brick chimney is missing mortar at joints; pavers at front entry walkway have settled at areas. Repair is needed to prevent tripping hazard.; cracks and voids at asphalt driveway should be repaired and sealed to prevent water penetration and further deterioration; handrail should be installed at rear entry steps for safety and to prevent fall and injury.; the concrete step at rear entry is damaged and is loose/unsecured.; cracks and voids at concrete floor at garage should be repaired and sealed to prevent water penetration and further deterioration; the occupant door from inside garage to inside the home is not a fire rated door.; the automatic returns for the garage door #2 is not installed.; the stopper assembly at bath #4 sink did not function.; water damage and previous repair was noted at ceiling covering 1st floor living room.; the guardrail at 2nd floor staircase is loose/weak.; the casement windows at family room are difficult to operate unit normal.; vegetation at service mast/wire should be removed to prevent electrical hazard.; rust at panel interior indicates moisture/water is penetration panel."
* Property value and predominant value vary by more than 50% (Lvl 1)     "[3/18/2023-Downgraded to 1- Appraiser addresses issue, states not an undervalue for area. See review comments.]

Appraiser comments that the neighborhood is comprised of custom built luxury homes on large lots but there are older sections of the community with more modest housing stock. Also notes that land the value greater than 30% is typical for the area."
NQGULBZBYN1	FRX-285826	XXXXXXXX Securitization	XXXXXXXX Securitization	Arizona	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Construction	1: Acceptable	1: Acceptable
I25IZRC3GZR	FRX-289099	XXXXXXXX Securitization	XXXXXXXX Securitization	Florida	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "Deferred Maintenance Addendum states original composition asphalt shingle roof is beyond its design life and shows wear and several damaged shingles. No leaks were observed, but multiple discolored areas were noted. Recommend replacement in the near term by licensed contractor."
5TCXCNIND3G	FRX-290966	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Water heater."
QF3K5TNKOMF	FRX-297391	XXXXXXXX Securitization	XXXXXXXX Securitization	California	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
CWO3SOWGROA	FRX-298620	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Georgia	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable
ULQOWCP15N5	FRX-298979	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
45XAALJ21HF	FRX-299836	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Minnesota	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
BU01OPPML1U	FRX-303318	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Nevada	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	3: Curable	3: Curable	* Loan Does Not Meet Originator Guidelines (Lvl 3) "Mortgage Statement for XXXX XX XXXXXX with a balance of $XXX,XXX.XX (interest only - possible LOC) while the credit report reflects $XXX,XXX.XX - using both balances the OALTV is > 70%. Need verification that the mortgage is not a LOC and which balance is accurate.

3/16/2023 Exceeds HO Guideline Max Debt Limit of 75%. Note correction to initial review comments: XXX HELOC with max line of $XXX,XXX.XX is attached to subject property, XXX mortgage #XXXXXXX with UPB of $XXX,XXX.XX is not attached to subject property. XXXXX XX balance $XXX,XXX.XX + XXX HELOC $XXX,XXX.XX / $XXX,XXX.XX = 80.355%.   (pay down balance not used for HELOC)

3/23/23 - XXXXXX agrees the paydown did not close the HELOC, therefore making no impact in decreasing LTV. Monitoring of the account does not show that it has since been closed, HELOC line still exists. XXXXXXX agrees this correct LTV calculation is outside of our guidelines."
ZUS3XGQODCN	FRX-306820	XXXXXXXX Securitization	XXXXXXXX Securitization	Washington	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "National Property Inspection report shows the following require repair/replace or defective. Siding/trim, roofing, water pipes, and interior walls."
VDINZ40IR5D	FRX-308199	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Utah	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	* Property Issues indicated (Lvl 1) "The Deferred Maintenance Addendum executed at closing identifies the following maintenance item from the Home Inspection on XX/XX/XXXX:
Significant granular loss evident. Roof covering has reached the end of its service life. Recommend full evaluation by qualified roofer and replace as needed to prevent water damage. Staining on brick below the roof to wall connection observed. Recommend monitoring gutter for proper drainage and correct as needed. The water heater is nearing the end of its service life. The remaining life is unpredictable replace the units when it fails, when repairs are no longer cost effective, or proactively to prevent a loss of functionality.

3/6/2023 - Lender Response reviewed. Lender did not provide any comments or documentation to property inspection. As such, no changed to XXXXXXXX original "Final Grade"."
4AAMOCA33G0	FRX-309747	XXXXXXXX Securitization	XXXXXXXX Securitization	Colorado	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable	Credit				* Property Issues indicated (Lvl 1) "The Property Inspection Report notes multiple areas that are defective and repair/replacement is recommended."
DXU52GRQ41Y	FRX-309775	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
UNJNSLHOFHB	FRX-312749	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
22LATMZ2QVL	FRX-313118	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
VDCPDSKMTMD	FRX-326026	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
N3AFIKZJVN0	FRX-334974	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings	2: Acceptable with Warnings				* Missing Closing Instructions. (Lvl 2) "Documents provided for this review did not contain Closing Instructions to the Closing Attorney."	* Initial Truth in Lending Disclosure is Missing (Lvl 1) "Documents provided for this review did not contain Closing Instructions to the Closing Attorney."
KVSBL1GFXPY	FRX-336584	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
3FBTTM2BMZW	FRX-339761	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New Jersey	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
CEMK42GYORD	FRX-346177	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	California	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
NMA1IYHNAHH	FRX-352343	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	New York	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
CLFWSRCDQ0K	FRX-380124	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Utah	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
QA2KHYIXGLW	FRX-381463	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Illinois	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable
E2PWLNUE3UD	FRX-383936	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Arizona	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	1: Acceptable
CIKFLTKDA4J	FRX-387023	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Utah	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	1: Acceptable
ZQH0Q5O1NZ4	FRX-406824	XXXXXXXX Fund LP - XXX XXXX	XXXXXX - Q1 XXXX	Utah	$XX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable	1: Acceptable